Additional Information Required by the Argentine Central Bank - Financial Assets as Collateral for Loans Borrowed as First Pledges (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of restricted assets [line items]
Total Restricted Assets	$ 18,348,669	$ 12,849,347	$ 10,728,622
Banco Galicia Valores SA [member]
Disclosure of restricted assets [line items]
Liquidity required to conduct transactions as agents at the C.N.V.	9,568	6,792	7,232
Share of Mercado de Valores de Buenos Aires			3,961
Tarjeta Naranja S.A. [member]
Disclosure of restricted assets [line items]
Attachments in connection with lawsuits	1,803	1,688	521
Guarantees related to lease agreements	4,993	6,870	7,593
For transactions carried out at RO.F.EX.			216,577
Galicia Administradora de Fondos S.A [member]
Disclosure of restricted assets [line items]
Guarantees related to lease agreements	$ 9,094,885	$ 4,504,899	2,118,935
Tarjetas del mar S.A.[member]
Disclosure of restricted assets [line items]
Guarantees related to lease agreements			$ 171